SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Buildings	$ 336,662	$ 372,344	$ 721,687
Buildings [member]
IfrsStatementLineItems [Line Items]
Buildings	$ 336,662	$ 372,344